World Omni Automobile Lease Securitization Trust 2019-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2020

A.	DATES	Begin	End	# days

1	Payment Date		4/15/2020
2	Collection Period	3/1/2020	3/31/2020	31
3	Monthly Interest Period-Actual	3/16/2020	4/14/2020	30
4	Monthly Interest - Scheduled	3/15/2020	4/14/2020	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	95,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2 Notes	288,400,000.00	184,202,079.12	-	-	16,922,608.88	167,279,470.24	0.5800259
7	Class A-3 Notes	288,500,000.00	288,500,000.00	-	-	-	288,500,000.00	1.0000000
8	Class A-4 Notes	100,000,000.00	100,000,000.00	-	-	-	100,000,000.00	1.0000000
9	Total Class A Notes	771,900,000.00	572,702,079.12	-	-	16,922,608.88	555,779,470.24
10	Class B Notes	42,750,000.00	42,750,000.00	-	-	-	42,750,000.00	1.0000000

11	Total Notes	$814,650,000.00	615,452,079.12	$0.00	$0.00	$16,922,608.88	598,529,470.24

	Overcollateralization
12	Exchange Note	57,000,324.07	45,904,675.79				44,889,319.26
13	Series 2019-A Notes	78,355,077.16	103,721,174.90				104,736,531.43

14	Total Overcollateralization	135,355,401.23	149,625,850.69				149,625,850.69
15	Total Target Overcollateralization	$149,625,850.69	149,625,850.69				149,625,850.69
				Per $1000	Principal	Per $1000	Interest
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
16	Class A-1 Notes	2.60455%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	2.89000%	443,620.01	1.5382109	16,922,608.88	58.6775620	0.00
18	Class A-3 Notes	2.94000%	706,825.00	2.4500000	0.00	0.0000000	0.00
19	Class A-4 Notes	3.01000%	250,833.33	2.5083333	0.00	0.0000000	0.00
20	Total Class A Notes		1,401,278.34	1.8153625	16,922,608.88	21.9233176	0.00
21	Class B Notes	3.24000%	115,425.00	2.7000000	0.00	0.0000000	0.00

22	Totals		1,516,703.34	1.8617852	16,922,608.88	20.7728581	0.00
		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	893,005,077.16	719,173,254.02				703,266,001.67

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	7.45%	7.45%
25	Aggregate Securitization Value	950,005,401.23	748,155,320.93
26	Aggregate Base Residual Value (Not Discounted)	691,656,548.48	621,721,463.09

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	40	209,699.57
28	Turn-in Ratio on Scheduled Terminations			62.5%
		Units	Securitization Value
29	Securitization Value — Beginning of Period	35,139	765,077,929.81
30	Depreciation/Payments		(8,188,755.22)
31	Gross Credit Losses	(79)	(1,737,955.48)
32	Early Terminations — Regular	(11)	(258,867.86)
33	Scheduled Terminations — Returned	(50)	(859,259.19)
34	Payoff Units & Lease Reversals	(251)	(5,877,771.13)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	34,748	748,155,320.93

C.	SERVICING FEE

37	Servicing Fee Due	0.00

38	Unpaid Servicing Fees - Prior Collection Periods	0.00

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(648,958.13)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,750,027.01
41	Beginning Reserve Account Balance	4,750,027.01
42	Ending Reserve Account Balance	4,750,027.01

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	34,173	98.74%	735,046,462.66
44	31 - 60 Days Delinquent	330	0.95%	7,715,023.51
45	61 - 90 Days Delinquent	95	0.27%	2,405,250.21
46	91 -120 Days Delinquent	13	0.04%	292,996.91
47	121+ Days Delinquent	-	-	-

48	Total	34,611	100.00%	745,459,733.29

49	Total 61+ Delinquent as % End of Period Securitization Value					0.36%
50	Delinquency Trigger Occurred					NO

51	Prepayment Speed (1 Month)					0.94%

	Current Period Net Residual Losses on Scheduled and Early Termination Units				Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period				61	1,118,127.05
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period					(1,145,169.62)
54	Less: Excess Wear and Tear Received in Current Period					(8,339.85)
55	Less: Excess Mileage Received in Current Period					(3,912.50)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units					(39,294.92)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio					(0.06)%
58	Prior Period Net Residual Losses/(Gains) Ratio					(0.05)%
59	Second Prior Period Net Residual Losses/(Gains) Ratio					0.03%
60	Third Prior Period Net Residual Losses/(Gains) Ratio					0.11%
61	Four Month Average					0.01%

62	Beginning Cumulative Net Residual Losses					257,042.18
63	Current Period Net Residual Losses					(39,294.92)

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units					217,747.26

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value					0.02%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	79	1,737,955.48
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(1,296,337.65)

68	Current Period Net Credit Losses/(Gains)		441,617.83

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		0.69%
70	Prior Period Net Credit Losses/(Gains) Ratio		0.63%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		0.69%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		0.46%
73	Four Month Average		0.62%

74	Beginning Cumulative Net Credit Losses		3,437,457.56
75	Current Period Net Credit Losses		441,617.83

76	Ending Cumulative Net Credit Losses		3,879,075.39

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.41%

F.	EXCHANGE NOTE COLLECTION ACCOUNT
	COLLECTED AMOUNTS

78	Lease Payments Received	12,388,347.09
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	937,301.38
80	Liquidation Proceeds, Recoveries & Expenses	836,984.14
81	Insurance Proceeds	459,353.51
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	220,120.59
83	Payoff Payments	6,703,572.85
84	All Other Payments Received	-

85	Collected Amounts	21,545,679.56

86	Investment Earnings on Collection Account	15,936.38

87	Total Collected Amounts - Available for Distribution	21,561,615.94

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

88	Servicing Fee	637,564.94
89	Interest on the Exchange Note - to the Trust Collection Account	1,941,767.79
90	Principal on the Exchange Note - to the Trust Collection Account	15,907,252.35
91	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,075,030.86
92	Remaining Funds Payable to Trust Collection Account	-

93	Total Distributions	21,561,615.94

G.	TRUST COLLECTION ACCOUNT
	AVAILABLE FUNDS

94	Available Funds	21,561,615.94

95	Investment Earnings on Reserve Account	3,403.84

96	Reserve Account Draw Amount	0.00

97	Total Available Funds - Available for Distribution	21,565,019.78

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

98	Administration Fee	31,878.25
99	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
100	Class A Noteholders' Interest Distributable Amount	1,401,278.34
101	Noteholders' First Priority Principal Distributable Amount	-
102	Class B Noteholders' Interest Distributable Amount	115,425
103	Noteholders' Second Priority Principal Distributable Amount	-
104	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
105	Noteholders' Regular Principal Distributable Amount	16,922,608.88
106	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
107	Remaining Funds Payable to Certificateholer	-
108	Retained Amounts	3,093,829.31

109	Total Distributions	21,565,019.78